Convertible bonds and notes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible bonds and notes

8 Convertible bonds and notes

Convertible Bonds

On September 14, 2023, the Company and the convertible bond holder entered into the Third Amendment Agreement for the purpose of, among others, reviewing and amending certain terms and conditions under the Amended and Restated Convertible Bond Instrument, and further the Company has been authorized by a resolution of its board of directors dated September 11, 2023, to create and issue US$10,000,000 15% secured guaranteed convertible bonds and to replace and terminate the Amended and Restated Convertible Bond Instrument.

On August 30, 2024, the convertible bond holder has converted the convertible bonds into the shares of Seamless. A total amount of principal plus accrued interest of US$17 million has been converted into equity of Seamless.

In accounting for the issuance of the convertible bonds, the Company determined that, as the embedded conversion feature is indexed to the Company’s stock, the conversion option is eligible for the scope exception of ASC 815-10-15-74(a), and does not have to be bifurcated from the debt host and accounted for as a derivative.

In accordance with Accounting Standards Update (ASU) 2020-06, which became effective for fiscal years beginning after December 15, 2023, the Company adopted the guidance for convertible debt instruments starting January 1, 2024. As a result, the Company has accounted for its convertible note as a single liability. This update significantly simplifies the accounting for convertible debt by eliminating the bifurcation of the debt and equity components.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

8 Convertible bonds and notes (continued)

Under ASU 2020-06, convertible debt is accounted for as a single liability instrument, with no separate allocation to an equity component or beneficial conversion feature.

The convertible bonds were initially recorded as a liability at their issuance-date fair value, with no separate recognition of a debt discount related to a beneficial conversion feature.

Upon conversion, the carrying amount of the convertible bonds, including accrued interest, was reclassified to equity, with no gain or loss recognized.

The accounting change has been applied retrospectively to prior periods presented, as if the updated policy had always been in effect. However, since the convertible bonds were already accounted for as a single liability in prior periods with no bifurcation into equity, the adoption of ASU 2020-06 had no impact on classification or measurement.

Private Placement Financing

On August 30, 2024, the Company entered into a Convertible Note Purchase Agreement with a private investor (the “Noteholder”). Pursuant to the terms of the Convertible Note Purchase Agreement, the Company issued to the Noteholder the following: (i) 400,000 of the Company’s ordinary shares of as a commitment fee (the “Commitment Shares”), (ii) a convertible promissory note with principal amount of $1,944,444, and (iii) 136,110 private warrants valued at $239,977 to buy 136,110 of the Company’s ordinary shares with an exercise price of $11.50 per share. In exchange for the issuances of the Commitment Shares, the convertible promissory note and warrants, the Company received from the Noteholder proceeds of $1,750,000.

On issuance, the convertible promissory note had a fair value of $1,282,200 and matures on the eighteen-month anniversary date of the issuance of such convertible promissory note (the “Maturity Date”) and bears interest at a rate of 12% per annum. This interest is due in either cash or stock quarterly on each March 31, June 30, September 30, and December 31, of each year commencing August 31, 2024. In case of an event of default, the outstanding principal and any accrued but unpaid interest will become immediately repayable.

The convertible promissory note is convertible by the Noteholder at any time prior to the Maturity Date at a price per ordinary share of $10.00 (the “Conversion Rate”). The Company also has the right to convert the convertible promissory note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the convertible promissory note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.

Debt discount for the convertible promissory note related to the excess of principal amount over fair value amounted to $662,244, which is being amortized to expense over the term of the note.

The fair value of the 400,000 Commitment Shares amounted to $2,512,000, which is expensed upon issuance as a cost of debt carried at fair value with an offsetting increase to equity.

On March 4, 2025, the Company initiated the conversion of all outstanding principal of the note and accrued interest into ordinary shares of the Company.

As of March 31, 2025, the convertible promissory note had a book value of $1,750,000. The principal amount of $1,944,444 is still outstanding as of March 31, 2025, as no repayments were made during the period ended March 31, 2025. As of March 31, 2025, the “related” shares has yet to be issued.

The 136,110 warrants issued expire at the earlier of five years from issuance and the liquidation of the Company, as defined in the warrant agreement. The warrant is treated as an equity instrument based on terms in the warrant agreement. The proceeds received for this transaction are allocated first to the convertible promissory note and any residual proceeds are allocated to the warrant.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

14 Convertible bonds

	December 31,
	2024	2023
	US$	US$

Convertible Bond E	-	10,000,000
Convertible Promissory Note	1,750,000	10,000,000
Total principal	1,750,000	10,000,000
Less: unamortized debt discount	-	-
Net carrying amount	1,750,000	10,000,000
Less: maturing within one year	-	(10,000,000)
Mature after one year	1,750,000	-

Convertible Bond

On September 14, 2023, the parties entered into the Third Amendment Agreement for the purpose of, among others, reviewing and amending certain terms and conditions under the Amended and Restated Convertible Bond Instrument, and further the Company has been authorized by a resolution of its board of directors dated September 11, 2023 to create and issue a US$10,000,000 15% secured guaranteed convertible bonds (the “Convertible Bonds”) and to replace and terminate the Amended and Restated Convertible Bond Instrument (the “Second Amended and Restated Convertible Bond Instrument” or the “Convertible Bond Instrument”).

On August 30, 2024, the Lender has converted the convertible bond into the shares of Seamless. A total amount of principal plus accrued interest of US$17 million has been converted into equity of Seamless.

In accounting for the issuance of the convertible bonds, the Company determined that, as the embedded conversion feature is indexed to the Company’s stock, the conversion option is eligible for the scope exception of ASC 815-10-15-74(a), and does not have to be bifurcated from the debt host and accounted for as a derivative.

In accordance with Accounting Standards Update (ASU) 2020-06, which became effective for fiscal years beginning after December 15, 2023, the Company adopted the guidance for convertible debt instruments starting January 1, 2024. As a result, the Company has accounted for its Convertible Promissory Note as a single liability. This update significantly simplifies the accounting for convertible debt by eliminating the bifurcation of the debt and equity components.

Under ASU 2020-06, convertible debt is accounted for as a single liability instrument, with no separate allocation to an equity component or beneficial conversion feature.

The Convertible Bonds were initially recorded as a liability at their issuance-date fair value, with no separate recognition of a debt discount related to a beneficial conversion feature.

Upon conversion, the carrying amount of the Convertible Bonds, including accrued interest, was reclassified to equity, with no gain or loss recognized.

The accounting change has been applied retrospectively to prior periods presented, as if the updated policy had always been in effect. However, since the Convertible Bonds were already accounted for as a single liability in prior periods with no bifurcation into equity, the adoption of ASU 2020-06 had no impact on classification or measurement.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14	Convertible bonds (Continued)

Private investment in public equity (“PIPE”) Financing

On August 30, 2024, the Company entered into a Convertible Note Purchase Agreement (“Note Purchase Agreement”) with the PIPE Investor (the “Noteholder”), pursuant to the terms of the agreement, the Company issued to the Noteholder the following: (i) 400,000 Currenc ordinary shares of as a commitment fee (“Commitment Shares”, (ii) a Convertible Promissory Note with principal amount of $1,944,444, and (iii) 136,110 Warrants to buy 136,110 Currenc ordinary shares with an exercise price of $11.50 per share. In exchange for the issuances of the Commitment Shares, the Convertible Promissory Note and Warrants, the Company received from the Noteholder proceeds of $1,750,000.

On issuance, the Convertible Promissory Note had a fair value of $1,750,000 and matures on the eighteen-month anniversary date of the issuance of such convertible promissory note (“Maturity Date”) and bears interest at a rate of 12% per annum. This interest is due in either cash or stock quarterly on each March 31, June 30, September 30, and December 31, of each year commencing August 31, 2024. In case of an event of default, the outstanding principal and any accrued but unpaid interest will become immediately repayable.

The Convertible Promissory Note is convertible by the Noteholder at any time prior to the Maturity Date at $10.00 per Ordinary Share (“Conversion Rate”). The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.

The fair value of the 400,000 Commitment Shares amounted to $2,512,000, which is expensed upon issuance as a cost of debt carried at fair value with an offsetting increase to equity.

As of December 31, 2024, the Convertible Promissory Note had a fair value of $1,750,000. See Note 2(l), Fair value measurement, for further details surrounding the fair value assumptions. The principal amount of $1,944,444 is still outstanding as of December 31, 2024, as no repayments were made during the period ended December 31, 2024.

The 136,110 Warrants expire at the earlier of five years from issuance and the liquidation of the Company, as defined in the Warrant Agreement. The warrant is treated as an equity instrument based on terms in the Warrant Agreement. The proceeds received for this transaction are allocated first to the Convertible Promissory Note and any residual proceeds are allocated to the Warrant.

Upon the issuance of Convertible Promissory Note and Warranty, cash of $1,750,000 was received. Convertible Promissory Note has a fair value of $2,000,000 and the Warrants were allocated a value of zero on issuance.

The Company estimates the fair value of its PIPE Convertible Notes using the Income Approach (Binomial Option Pricing Model). The fair value measurement incorporates both observable and unobservable inputs, classified as Level 3 within the fair value hierarchy.

The PIPE Convertible Notes were initially recognized on August 31, 2024, upon issuance.

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90

The fair value derived from the Binomial Option Pricing Model reflected changes in market conditions, including fluctuations in stock price, volatility, and credit risk. While the valuation as of December 31, 2024, incorporated updated assumptions, the resulting change in fair value was determined to be negligible.

Given the immaterial impact of the valuation changes on the financial statements, management has determined that no adjustment is necessary to the fair value of the PIPE Convertible Notes from the initial recognition date (August 31, 2024) through year-end (December 31, 2024).

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS